Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of total provisions

	31 Dec 2019 $m	31 Dec 2018 $m
Provision in respect of defined benefit pension schemesC9	1	222
Other provisionsnote	465	1,151
Total provisions	466	1,373
Analysed as:
Continuing operations		427
Discontinued UK and Europe operations		946
		1,373

Schedule of analysis of other provisions

	2019 $m	2018 $m
Balance at 1 January	1,151	1,275
Demerger of UK and Europe operations	(725)	—
Charged to income statement:
Additional provisions	188	307
Unused amounts released	(7)	(24)
Utilisation during the year	(154)	(349)
Exchange differences	12	(58)
Balance at 31 December	465	1,151